Revenues, Income Before Taxes, and Gain on Dispositions, net of tax in Discontinued Operations (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 14	$ 81	$ 186
Income before taxes	(3)	(88)	10
Gain (loss) on disposals, net of tax	$ (2)	$ 26	$ 24